DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 300 China A-Shares ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 1.3%
China United Network Communications Ltd., Class A	20,652,381	$12,489,250
Focus Media Information Technology Co. Ltd., Class A	10,078,863	12,206,069
Mango Excellent Media Co. Ltd., Class A	726,049	3,922,881
Perfect World Co. Ltd., Class A	1,204,551	2,517,109
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,360,904	4,487,657
Zhejiang Century Huatong Group Co. Ltd., Class A*	4,509,120	4,647,032

(Cost $39,937,015)		40,269,998

Consumer Discretionary - 8.2%
Beijing Roborock Technology Co. Ltd., Class A	27,142	2,723,739
BYD Co. Ltd., Class A	888,503	35,108,021
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	159,224	3,888,849
China Tourism Group Duty Free Corp. Ltd., Class A	967,433	31,013,359
Chongqing Changan Automobile Co. Ltd., Class A	3,799,413	7,783,119
Ecovacs Robotics Co. Ltd., Class A	218,598	4,688,050
FAW Jiefang Group Co. Ltd., Class A	1,222,687	1,798,183
Fuyao Glass Industry Group Co. Ltd., Class A	1,436,462	10,005,751
Great Wall Motor Co. Ltd., Class A	1,226,194	7,087,187
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,684,089	27,266,013
Guangzhou Automobile Group Co. Ltd., Class A	2,208,775	4,472,238
Haier Smart Home Co. Ltd., Class A	3,762,733	15,183,648
Huayu Automotive Systems Co. Ltd., Class A	1,597,926	6,415,180
Midea Group Co. Ltd., Class A	4,798,976	50,688,272
Offcn Education Technology Co. Ltd., Class A*	1,868,951	2,074,048
Oppein Home Group, Inc., Class A	184,528	3,698,565
SAIC Motor Corp. Ltd., Class A	4,658,173	13,354,786
Shandong Linglong Tyre Co. Ltd., Class A	696,091	3,081,102
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,549,401	2,568,108
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,950,277	4,314,987
Songcheng Performance Development Co. Ltd., Class A	1,634,622	4,010,993
Suning.com Co. Ltd., Class A*	4,009,202	2,278,532
TCL Technology Group Corp., Class A	13,848,443	12,189,295
Zhejiang Supor Co. Ltd., Class A	178,438	1,428,509

(Cost $208,654,842)		257,120,534

Consumer Staples - 14.8%
Anhui Gujing Distillery Co. Ltd., Class A	129,652	4,536,014
Chongqing Brewery Co. Ltd., Class A*	225,558	4,777,682
DaShenLin Pharmaceutical Group Co. Ltd., Class A	327,133	1,843,126
Eastroc Beverage Group Co. Ltd., Class A	35,800	974,797
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,235,499	19,363,349
Guangdong Haid Group Co. Ltd., Class A	841,763	8,779,025
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,716,219	7,824,707
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,111,673	31,980,325
Jiangsu King’s Luck Brewery JSC Ltd., Class A	633,147	5,227,111
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	574,575	14,981,083
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,593,364	1,737,949
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	556,208	3,029,875
Juewei Food Co. Ltd., Class A	377,328	3,155,152
Kweichow Moutai Co. Ltd., Class A	619,376	175,552,620
Luzhou Laojiao Co. Ltd., Class A	711,147	24,384,885
Muyuan Foods Co. Ltd., Class A	2,580,745	23,320,182
New Hope Liuhe Co. Ltd., Class A*	2,234,227	5,436,308
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	359,580	2,568,428
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	483,814	22,382,372
Tongwei Co. Ltd., Class A	2,674,489	18,163,561
Tsingtao Brewery Co. Ltd., Class A	344,882	5,120,707
Wens Foodstuffs Group Co. Ltd., Class A	4,432,175	13,675,135
Wuliangye Yibin Co. Ltd., Class A	1,890,831	56,873,399
Yifeng Pharmacy Chain Co. Ltd., Class A	364,282	2,849,414
Yihai Kerry Arawana Holdings Co. Ltd., Class A	444,493	3,760,401
Yonghui Superstores Co. Ltd., Class A	4,068,683	2,350,984

(Cost $310,343,907)		464,648,591

Energy - 1.3%
China Coal Energy Co. Ltd., Class A	1,692,600	1,824,754
China Oilfield Services Ltd., Class A	543,559	1,478,335
China Petroleum & Chemical Corp., Class A	12,990,498	8,904,644
China Shenhua Energy Co. Ltd., Class A	3,221,236	12,871,073
PetroChina Co. Ltd., Class A	9,446,441	8,628,730
Shaanxi Coal Industry Co. Ltd., Class A	3,790,103	8,538,052

(Cost $31,536,504)		42,245,588

Financials - 22.6%
Agricultural Bank of China Ltd., Class A	34,638,700	16,341,079
Bank of Beijing Co. Ltd., Class A	14,706,043	10,499,661
Bank of Chengdu Co. Ltd., Class A	2,133,945	4,874,750
Bank of China Ltd., Class A	20,974,200	10,293,190
Bank of Communications Co. Ltd., Class A	27,258,950	20,627,182

Bank of Hangzhou Co. Ltd., Class A	2,946,774	6,680,250
Bank of Jiangsu Co. Ltd., Class A	11,565,965	12,176,049
Bank of Nanjing Co. Ltd., Class A	4,972,543	7,683,008
Bank of Ningbo Co. Ltd., Class A	3,910,191	23,584,454
Bank of Shanghai Co. Ltd., Class A	9,705,788	10,740,162
BOC International China Co. Ltd., Class A	1,410,250	2,616,535
Caitong Securities Co. Ltd., Class A	2,561,376	3,803,462
Changjiang Securities Co. Ltd., Class A	4,025,890	4,397,582
China CITIC Bank Corp. Ltd., Class A	3,127,936	2,277,815
China Construction Bank Corp., Class A	6,836,828	6,526,417
China Everbright Bank Co. Ltd., Class A	16,425,704	8,685,071
China Galaxy Securities Co. Ltd., Class A	1,354,771	2,168,302
China International Capital Corp. Ltd., Class A	352,600	2,363,393
China Life Insurance Co. Ltd., Class A	1,671,063	7,613,537
China Merchants Bank Co. Ltd., Class A	12,120,230	95,552,725
China Merchants Securities Co. Ltd., Class A	3,744,554	9,389,839
China Minsheng Banking Corp. Ltd., Class A	24,461,008	15,140,980
China Pacific Insurance Group Co. Ltd., Class A	3,366,664	14,091,723
China Zheshang Bank Co. Ltd., Class A	8,149,139	4,424,954
CITIC Securities Co. Ltd., Class A	9,702,445	35,834,290
CSC Financial Co. Ltd., Class A	1,328,098	5,403,388
East Money Information Co. Ltd., Class A	8,218,995	34,792,288
Everbright Securities Co. Ltd., Class A	1,995,344	4,207,507
Founder Securities Co. Ltd., Class A	4,277,286	4,861,783
GF Securities Co. Ltd., Class A	2,921,590	8,607,331
Guosen Securities Co. Ltd., Class A	2,928,016	4,797,519
Guotai Junan Securities Co. Ltd., Class A	4,478,702	11,833,449
Haitong Securities Co. Ltd., Class A	9,528,563	16,954,953
Hithink RoyalFlush Information Network Co. Ltd., Class A	213,190	3,643,279
Hongta Securities Co. Ltd., Class A	994,100	1,540,691
Huatai Securities Co. Ltd., Class A	5,134,493	12,875,249
Huaxia Bank Co. Ltd., Class A	6,098,961	5,435,846
Industrial & Commercial Bank of China Ltd., Class A	34,544,384	25,483,920
Industrial Bank Co. Ltd., Class A	14,241,789	49,758,784
Industrial Securities Co. Ltd., Class A	5,366,901	6,949,920
Nanjing Securities Co. Ltd., Class A	2,340,180	3,278,652
New China Life Insurance Co. Ltd., Class A	828,309	4,995,974
Orient Securities Co. Ltd., Class A	4,105,756	7,968,682
People’s Insurance Co. Group of China Ltd., Class A	2,788,498	2,043,875
Ping An Bank Co. Ltd., Class A	9,545,856	23,801,170
Ping An Insurance Group Co. of China Ltd., Class A	10,549,827	84,775,395
Postal Savings Bank of China Co. Ltd., Class A	10,674,200	9,429,147
SDIC Capital Co. Ltd., Class A	2,613,589	3,061,766
Shanghai Pudong Development Bank Co. Ltd., Class A	11,516,210	15,295,878
Shenwan Hongyuan Group Co. Ltd., Class A	11,139,744	8,076,878
Sinolink Securities Co. Ltd., Class A	2,489,575	3,996,373
Tianfeng Securities Co. Ltd., Class A	4,576,760	2,550,373
Zheshang Securities Co. Ltd., Class A	1,637,150	2,993,459
Zhongtai Securities Co. Ltd., Class A	2,818,663	3,819,617

(Cost $629,426,941)		711,619,556

Health Care - 9.1%
Aier Eye Hospital Group Co. Ltd., Class A	2,671,765	15,336,594
Asymchem Laboratories Tianjin Co. Ltd., Class A	149,047	8,032,087
Autobio Diagnostics Co. Ltd., Class A	215,971	1,767,278
Beijing Tiantan Biological Products Corp. Ltd., Class A	689,504	2,983,179
Beijing Tongrentang Co. Ltd., Class A	691,056	5,010,506
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	129,720	5,170,893
Betta Pharmaceuticals Co. Ltd., Class A	227,687	2,171,692
BGI Genomics Co. Ltd., Class A	228,696	3,093,667
Bloomage Biotechnology Corp. Ltd., Class A	98,201	1,925,839
Changchun High & New Technology Industry Group, Inc., Class A	323,026	9,309,601
Chongqing Zhifei Biological Products Co. Ltd., Class A	801,443	16,402,380
Gan & Lee Pharmaceuticals Co. Ltd., Class A	170,880	1,584,416
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	712,850	3,361,798
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	297,372	3,963,830
Hangzhou Tigermed Consulting Co. Ltd., Class A	515,182	8,300,916
Huadong Medicine Co. Ltd., Class A	864,138	5,183,350
Hualan Biological Engineering, Inc., Class A	1,084,889	4,413,888
Humanwell Healthcare Group Co. Ltd., Class A	973,744	2,876,467
Imeik Technology Development Co. Ltd., Class A	78,169	6,001,643
Intco Medical Technology Co. Ltd., Class A	360,164	2,920,973
Jafron Biomedical Co. Ltd., Class A	489,724	3,546,871
Jiangsu Hengrui Medicine Co. Ltd., Class A	4,398,614	27,909,139
Kangmei Pharmaceutical Co. Ltd., Class A*	23,266	10,681
Lepu Medical Technology Beijing Co. Ltd., Class A	1,233,065	4,191,031
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	2,748,769	3,124,393
Ovctek China, Inc., Class A	508,250	3,298,057
Pharmaron Beijing Co. Ltd., Class A	267,544	5,134,618
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,185,122	7,954,846
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,133,938	3,353,274
Shanghai RAAS Blood Products Co. Ltd., Class A	4,043,901	4,276,415

Shenzhen Kangtai Biological Products Co. Ltd., Class A	388,088	5,187,777
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	482,791	25,000,912
Topchoice Medical Corp., Class A*	212,883	5,435,648
Walvax Biotechnology Co. Ltd., Class A	1,529,331	11,318,424
Winner Medical Co. Ltd., Class A	69,341	812,096
WuXi AppTec Co. Ltd., Class A	2,019,692	33,229,893
Yunnan Baiyao Group Co. Ltd., Class A	514,632	7,352,700
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	305,600	17,479,790
Zhejiang NHU Co. Ltd., Class A	1,534,734	8,248,515

(Cost $269,631,347)		286,676,077

Industrials - 14.4%
AECC Aviation Power Co. Ltd., Class A	1,540,771	12,322,656
Air China Ltd., Class A*	3,078,117	4,814,431
Beijing New Building Materials PLC, Class A	1,034,367	4,889,533
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	20,007,683	16,343,662
China CSSC Holdings Ltd., Class A	1,771,926	6,145,976
China Eastern Airlines Corp. Ltd., Class A*	5,702,565	4,874,913
China Energy Engineering Corp. Ltd.*	13,468,777	5,756,981
China Railway Group Ltd., Class A	10,368,495	10,193,191
China Southern Airlines Co. Ltd., Class A*	5,162,226	5,663,347
China State Construction Engineering Corp. Ltd., Class A	21,088,500	16,992,855
Contemporary Amperex Technology Co. Ltd., Class A	1,367,329	115,450,638
COSCO SHIPPING Holdings Co. Ltd., Class A*	6,200,363	17,197,055
CRRC Corp. Ltd., Class A	12,787,561	11,721,121
Daqin Railway Co. Ltd., Class A	6,188,628	6,671,821
Eve Energy Co. Ltd., Class A	1,127,516	15,975,285
Gongniu Group Co. Ltd., Class A	76,775	1,802,817
Guangdong Kinlong Hardware Products Co. Ltd., Class A	141,769	2,378,976
Han’s Laser Technology Industry Group Co. Ltd., Class A	885,296	6,822,474
Jiangsu Hengli Hydraulic Co. Ltd., Class A	528,443	5,603,330
Metallurgical Corp. of China Ltd., Class A	7,249,709	4,671,086
NARI Technology Co. Ltd., Class A	2,733,564	15,297,538
Power Construction Corp. of China Ltd., Class A	7,539,928	9,131,277
Sany Heavy Industry Co. Ltd., Class A	5,904,763	18,330,864
SF Holding Co. Ltd., Class A	1,929,083	18,445,512
Shanghai International Airport Co. Ltd., Class A*	988,828	8,194,837
Shanghai International Port Group Co. Ltd., Class A	3,663,505	3,299,985
Shanghai M&G Stationery, Inc., Class A	379,541	3,261,980
Shenzhen Inovance Technology Co. Ltd., Class A	1,850,039	18,644,485
Spring Airlines Co. Ltd., Class A*	373,793	3,136,244
Sungrow Power Supply Co. Ltd., Class A	1,024,694	19,644,511
Weichai Power Co. Ltd., Class A	4,738,671	11,372,571
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,091,860	11,620,718
XCMG Construction Machinery Co. Ltd., Class A	5,664,780	4,959,194
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,761,877	6,536,547
Yunda Holding Co. Ltd., Class A	1,170,235	3,592,144
Zhejiang Chint Electrics Co. Ltd., Class A	1,061,992	8,392,642
Zhejiang Dingli Machinery Co. Ltd., Class A	230,428	2,098,249
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,840,418	5,856,193
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,062,353	5,641,933

(Cost $409,062,386)		453,749,572

Information Technology - 14.1%
360 Security Technology, Inc., Class A*	3,071,768	5,086,546
Advanced Micro-Fabrication Equipment Inc China, Class A*	252,993	5,129,709
Anker Innovations Technology Co. Ltd., Class A	170,739	2,420,748
Avary Holding Shenzhen Co. Ltd., Class A	742,347	4,067,349
Beijing Kingsoft Office Software, Inc., Class A	183,734	6,201,837
BOE Technology Group Co. Ltd., Class A	30,309,975	22,552,065
Chaozhou Three-Circle Group Co. Ltd., Class A	1,232,899	6,801,946
China Greatwall Technology Group Co. Ltd., Class A	2,007,603	4,220,644
China Railway Signal & Communication Corp. Ltd., Class A	4,658,897	3,577,073
China Resources Microelectronics Ltd., Class A	291,125	2,703,949
Flat Glass Group Co. Ltd., Class A	542,858	4,210,999
Foxconn Industrial Internet Co. Ltd., Class A	4,667,631	8,253,774
Gigadevice Semiconductor Beijing, Inc., Class A	530,963	12,886,578
Glodon Co. Ltd., Class A	946,211	8,431,835
GoerTek, Inc., Class A	2,387,734	16,548,726
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	363,473	4,950,225
Hangzhou First Applied Material Co. Ltd., Class A	376,124	7,064,234
Hundsun Technologies, Inc., Class A	1,190,889	9,848,664
Iflytek Co. Ltd., Class A	1,864,637	14,461,210
Inspur Electronic Information Industry Co. Ltd., Class A	1,109,026	5,781,444
JA Solar Technology Co. Ltd., Class A	654,534	9,839,563
JCET Group Co. Ltd., Class A	1,341,664	5,944,968
Lens Technology Co. Ltd., Class A	2,070,887	4,766,764

Lingyi iTech Guangdong Co., Class A*	2,935,360	2,783,499
LONGi Green Energy Technology Co. Ltd., Class A	4,265,207	52,444,059
Luxshare Precision Industry Co. Ltd., Class A	4,881,477	33,561,700
Maxscend Microelectronics Co. Ltd., Class A	221,286	9,446,202
Montage Technology Co. Ltd., Class A	468,082	5,728,017
National Silicon Industry Group Co. Ltd., Class A*	842,620	3,240,128
NAURA Technology Group Co. Ltd., Class A	254,161	12,197,459
Qi An Xin Technology Group, Inc., Class A*	279,713	3,049,619
Shanghai Baosight Software Co. Ltd., Class A	369,727	3,144,271
Shengyi Technology Co. Ltd., Class A	1,347,281	4,144,134
Shennan Circuits Co. Ltd., Class A	219,473	4,066,824
Shenzhen Goodix Technology Co. Ltd., Class A	249,175	3,586,466
Shenzhen Transsion Holdings Co. Ltd., Class A	242,715	5,203,341
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	2,276,698	17,292,929
Trina Solar Co. Ltd., Class A	823,003	10,069,957
Unigroup Guoxin Microelectronics Co. Ltd., Class A	411,154	14,404,840
Unisplendour Corp. Ltd., Class A	1,477,053	5,141,906
Universal Scientific Industrial Shanghai Co. Ltd., Class A	832,493	1,843,746
Will Semiconductor Co. Ltd. Shanghai, Class A	516,908	20,114,798
Wingtech Technology Co. Ltd., Class A	740,992	13,689,490
Wuhan Guide Infrared Co. Ltd., Class A	1,025,291	3,632,537
Yealink Network Technology Corp. Ltd., Class A	387,785	4,691,383
Yonyou Network Technology Co. Ltd., Class A	1,762,874	8,749,066
Zhejiang Dahua Technology Co. Ltd., Class A	1,886,959	5,586,077
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	675,303	6,948,882
ZTE Corp., Class A	3,244,947	14,928,154

(Cost $365,875,637)		445,440,334

Materials - 9.7%
Aluminum Corp. of China Ltd., Class A*	7,788,267	7,989,483
Anhui Conch Cement Co. Ltd., Class A	2,373,616	15,143,226
Baoshan Iron & Steel Co. Ltd., Class A	8,751,786	10,003,149
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,737,860	12,484,817
China Jushi Co. Ltd., Class A	2,433,856	6,569,346
China Molybdenum Co. Ltd., Class A	7,136,985	6,790,350
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,159,950	16,826,739
Citic Pacific Special Steel Group Co. Ltd., Class A	1,033,657	3,761,995
Ganfeng Lithium Co. Ltd., Class A	810,320	19,422,897
Guangzhou Tinci Materials Technology Co. Ltd., Class A	550,900	9,261,029
Hengli Petrochemical Co. Ltd., Class A	2,084,927	8,215,210
Hengyi Petrochemical Co. Ltd., Class A	2,207,728	3,505,495
Hoshine Silicon Industry Co. Ltd., Class A	164,390	3,890,625
Huafon Chemical Co. Ltd., Class A	1,430,602	2,176,432
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	22,479,227	9,537,159
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,383,173	2,651,138
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,422,300	4,287,074
Jiangxi Copper Co. Ltd., Class A	1,085,901	3,809,455
Kingfa Sci & Tech Co. Ltd., Class A	1,763,741	2,998,761
LB Group Co. Ltd., Class A	1,199,850	5,024,068
Ningxia Baofeng Energy Group Co. Ltd., Class A	2,210,298	6,123,387
Rongsheng Petrochemical Co. Ltd., Class A	3,011,918	8,978,346
Shandong Gold Mining Co. Ltd., Class A	1,847,210	6,070,808
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,496,074	8,329,680
Shanghai Putailai New Energy Technology Co. Ltd., Class A	341,960	7,875,560
Tianqi Lithium Corp., Class A*	1,016,303	16,150,028
Wanhua Chemical Group Co. Ltd., Class A	1,549,697	23,257,231
Yunnan Energy New Material Co. Ltd., Class A	523,218	21,535,695
Zhejiang Huayou Cobalt Co. Ltd., Class A	974,339	18,992,268
Zhejiang Longsheng Group Co. Ltd., Class A	2,652,000	5,163,944
Zhongjin Gold Corp. Ltd., Class A	3,146,844	4,354,012
Zijin Mining Group Co. Ltd., Class A	14,285,952	25,374,934

(Cost $217,150,445)		306,554,341

Real Estate - 1.8%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,081,224	6,609,452
China Vanke Co. Ltd., Class A	6,639,969	20,182,276
Gemdale Corp., Class A	2,173,802	4,373,895
Greenland Holdings Corp. Ltd., Class A	3,791,770	2,593,156
Poly Developments and Holdings Group Co. Ltd., Class A	6,985,201	17,493,966
Seazen Holdings Co. Ltd., Class A	875,243	4,183,065
Shanghai Lingang Holdings Corp. Ltd., Class A	1,074,560	2,401,974

(Cost $52,680,876)		57,837,784

Utilities - 2.6%
CGN Power Co. Ltd., Class A	11,697,179	5,444,166
China National Nuclear Power Co. Ltd., Class A	6,952,601	8,144,828
China Three Gorges Renewables Group Co. Ltd., Class A	8,470,500	9,560,959
China Yangtze Power Co. Ltd., Class A	11,243,072	41,257,347
GD Power Development Co. Ltd., Class A	8,844,300	3,948,348

Huaneng Lancang River Hydropower, Inc., Class A	1,825,200	1,779,893
Huaneng Power International, Inc., Class A	4,306,142	5,978,480
SDIC Power Holdings Co. Ltd., Class A	2,778,766	4,407,807

(Cost $62,785,327)		80,521,828

TOTAL COMMON STOCKS (Cost $2,597,085,227)		3,146,684,203

TOTAL INVESTMENTS - 99.9% (Cost $2,597,085,227)		$3,146,684,203
Other assets and liabilities, net - 0.1%		3,218,412

NET ASSETS - 100.0%		$3,149,902,615

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,146,684,203	$—	$—	$3,146,684,203

TOTAL	$3,146,684,203	$—	$—	$3,146,684,203

(a)	See Schedule of Investments for additional detailed categorizations.